Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 22,554	₩ 29,790
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	407	611
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,554	29,790
Loans [member] | Xian Tianlong Science and Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		7,032
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	87,252	64,619
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,987	2,068
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	98	21
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	14,766	2,803
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	37,263	38,412
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	541	1,427
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	130	2,272
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	52,798	45,398
Accounts receivable - trade and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,561	2,033
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,647	3,050
Accounts receivable - trade and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	54	15
Accounts receivable - trade and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	154	36
Accounts receivable - trade and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		3
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,696	4,112
Accounts receivable - trade and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,511	2,965
Accounts receivable - trade and others [member] | SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,225	1,941
Accounts receivable - trade and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,661
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,958	2,998
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	28,467	17,153
Accounts receivable - trade and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		15
Accounts receivable - trade and others [member] | S.M. Culture & Contents Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		448
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	473,676	681,916
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	139,260	148,066
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5,801	1,612
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	89	94
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	11,311	11,099
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,764	1,164
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	18,965	29,797
Accounts payable - other and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	760	69
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	167,433	267,297
Accounts payable - other and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	8,946	9,522
Accounts payable - other and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	39,188	58,346
Accounts payable - other and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	89,017	140,311
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,019	599
Accounts payable - other and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	887	582
Accounts payable - other and others [member] | SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	60	9
Accounts payable - other and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	75
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	8,066	27,318
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 315,451	504,053
Accounts payable - other and others [member] | HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		6,865
Accounts payable - other and others [member] | S.M. Culture & Contents Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		₩ 8,963